Cash and cash equivalents	12 Months Ended
Dec. 31, 2018
Cash And Cash Equivalents [Abstract]
Cash and cash equivalents
5.	Cash and cash equivalents

As of December 31, 2016, 2017 and 2018, the balances are comprised of the following:

	December 31, 2016		December 31, 2017		December 31, 2018
Cash	Ps.	1,560,536	Ps.	1,616,408	Ps.	1,912,047
Investments of cash surpluses		3,326,662		5,855,824		3,894,166
Cash equivalents designated for expenditure, held in trust		300,940		257,911		345,244
	Ps.	5,188,138	Ps.	7,730,143	Ps.	6,151,457

On December 20, 2016 the Company established four trusts for investment and administration with Casa de Bolsa Banorte S.A. de C.V., Grupo Financiero Banorte (Banorte), who acts as a trustee, while the airports of the Company are trustors and beneficiaries. The trusts are controlled by a Technical Committee consisting solely of executives of the Company, these trusts are revocable and only can be destined to pay the execution of MDP in the Guadalajara airport, Hermosillo airport, Puerto Vallarta airport and San José del Cabo airport. On December 29, 2017 the Company signed an agreement with Banorte for the expansion of the trusts with Guadalajara, Puerto Vallarta and San José del Cabo airports. During 2017 and 2018 the investments were made and paid in Guadalajara, Puerto Vallarta and San José del Cabo airports, while the trust of Guadalajara airport has a remaining balance of Ps. 213,699, Puerto Vallarta of Ps. 8,700, and San José del Cabo of Ps. 7,845 including the contributed funds and interest earned for a total amount of Ps. 230,244.

On December 28, 2018 the Company signed an agreement with Banorte for the expansion of the trusts with Guadalajara airport including the contributed funds and interest earned for a total amount of Ps. 115,000.The resources should be invested in government securities denominated in local currency or bonds guaranteed by the Mexican Government, as instructed by the Company, and should be immediately available. The length of the trust is for the period in which the contracts with the airports are in force. The Company expects these contracts to be completed during 2019. Consequently, the cash held in these trusts are classified as current assets.